Document and Entity Information	Sep. 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001705284
Document Type	8-K
Document Period End Date	Sep. 05, 2026
Entity Registrant Name	Private Bancorp of America, Inc.
Entity Incorporation State Country Code	CA
Entity File Number	001-43397
Entity Tax Identification Number	80-0769276
Entity Address, Address Line One	9404 Genesee Ave.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	875-6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value per share
Trading Symbol	PBAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true